Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

		Year ended December 31
	Note	2020	2021	2022
Opening balance of foreign currency translation account		$(14.6)	$(10.3)	$(18.0)
Foreign currency translation adjustments		4.3	(7.7)	(6.7)
Closing balance		(10.3)	(18.0)	(24.7)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$3.1	$11.6	$(1.9)
Net gain (loss) on currency forward cash flow hedges(i)		9.0	(5.3)	(5.9)
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		(0.5)	(8.2)	13.1
Closing balance(iii)		11.6	(1.9)	5.3

Opening balance of unrealized net loss on interest rate swap cash flow hedges		$(12.1)	$(16.5)	$(6.9)
Net gain (loss) on interest rate swap cash flow hedges(iv)		(12.8)	2.4	18.1
Reclassification of net loss on interest rate swap cash flow hedges to operations		8.4	7.2	2.5
Closing balance(v)		(16.5)	(6.9)	13.7

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	18	$(9.1)	$9.3	$33.5
Reclassification of actuarial losses (gains) to deficit		9.1	(9.3)	(33.5)
Loss on purchase of pension annuities	18	(0.2)	—	—
Reclassification of loss on purchase of pension annuities to deficit	18	0.2	—	—
Closing balance		—	—	—

Accumulated other comprehensive loss		$(15.2)	$(26.8)	$(5.7)
(i)    Net of an income tax recovery of $1.6 for 2022 (2021 — net of a $0.5 income tax recovery; 2020 — net of a $0.8 income tax expense).
(ii)    Net of a $2.2 release in income tax recovery associated with the reclassification of net hedge (gain) loss to the consolidated statements of operations for 2022 (2021 — net release of $0.6 in income tax expense; 2020 — net of nil income tax expense).
(iii)    Net of an income tax expense of $0.5 as of December 31, 2022 (December 31, 2021 — net of a $0.1 income tax recovery; December 31, 2020 — net of $1.0 in income tax expense).
(iv)    Net of an income tax expense of $5.0 for 2022 (2021 and 2020 — net of nil income tax expense).
(v)    Net of an income tax expense of $5.0 as of December 31, 2022 (December 31, 2021 and December 31, 2020 — net of nil income tax expense).